General	6 Months Ended
Jun. 30, 2020
General [Abstract]
GENERAL
NOTE 1:	GENERAL

a.	BiondVax Pharmaceuticals Ltd. ("the Company") is focused on developing and ultimately commercializing immunomodulation therapies for infectious diseases. The Company was incorporated on July 21, 2003 and started its activity on March 31, 2005.

The Company's shares are traded on the NASDAQ.

b.	In the six months ended June 30, 2020, the Company incurred a loss of NIS 45,673 ($13,177) and negative cash flows from operating activities of NIS 46,352 ($ 13,373) and it has an accumulated deficit of NIS 366,011 ($ 105,600) as of that date.

To date the Company has not generated any revenues and may need to raise additional funds to finance clinical trials that may by required by various regulatory agencies in the future.

Furthermore, the Company intends to continue to finance its operating activities by raising capital. There are no assurances that the Company will be successful in obtaining an adequate level of financing needed for its long-term research and development activities.

If the Company will not have the sufficient liquidity resources, the Company may not be able to continue the development of all or certain aspects of its products or may be required to implement a cost reduction and may be required to delay part of its development program. The Company's management and Board of Directors are of the opinion that its current financial resources will be sufficient to continue the development of the Company's products for at least the next twelve months.

c.	To the report date the Company management commented on the potential impact of the COVID-19 pandemic on the conduct of the Phase 3 trial's second cohort. During the trial's first cohort, because the flu season had a weak beginning, it was decided to increase the size of Cohort 2 by about 2,000 participants leading us to include more sites in the second season. This decision served us well as most of the Cohort 2 swab samples were collected by the end of February 2020, prior to the onset of the COVID-19 pandemic in Eastern Europe. Consequently, overall, we collected more swab samples than originally targeted (though, to be clear, we do not yet know the distribution of flu cases between the trial's two groups). To date, the COVID-19 pandemic has not meaningfully impacted the timing or conduct of the Phase 3 trial and BiondVax's other ongoing operations. The extent to which the COVID-19 pandemic may impact our operations will depend on future developments, which are highly uncertain and cannot be predicted with confidence.